Note 39 - Administration Costs (Tables)	6 Months Ended
Jun. 30, 2018
Classes Of Employee Benefits Expense
Personnel Expenses Breakdown
Personnel Expenses (Millions of euros)
	Notes	June 2018	June 2017
Wages and salaries		2,448	2,590
Social security costs		372	394
Defined contribution plan expense	24	51	52
Defined benefit plan expense	24	30	32
Other personnel expenses		224	256
Total		3,125	3,324

Average Number Of Employees By Geographical Area
Average Number of Employees
	June 2018	June 2017
BBVA Group
Men	60,623	60,873
Women	71,258	72,051
BBVA, S.A.
Men	13,178	13,655
Women	13,178	13,372

Other Administrative Expenses
Other Administrative Expenses (Millions of euros)
	June 2018	June 2017
Technology and systems	558	499
Communications	120	149
Advertising	175	186
Property, fixtures and materials	495	528
Of which: Rent expenses (*)	283	299
Taxes other than income tax	220	237
Other expenses	644	676
Total	2,211	2,275

(*) The consolidated companies do not expect to terminate the lease contracts early.